Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 28, 2013
Registrant Name	dei_EntityRegistrantName	Oppenheimer Rochester Michigan Municipal Fund
Central Index Key	dei_EntityCentralIndexKey	0001357432
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2013
Prospectus Date	rr_ProspectusDate	Jul 29, 2013

(Oppenheimer Rochester Michigan Municipal Fund)
Investment Objective. The Fund seeks a high level of current interest income exempt from federal and Michigan state income taxes for individual investors as is consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 17 of the prospectus and in the sections "How to Buy Shares" beginning on page 79 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rochester Michigan Municipal Fund)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Rochester Michigan Municipal Fund)		Class A	Class B	Class C	Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Interest and Fees from Borrowing		0.11%	0.11%	0.11%	0.11%
Interest and Related Expenses from Inverse Floaters		0.05%	0.05%	0.05%	0.05%
Other Expenses		0.17%	0.17%	0.17%	0.17%
Total Other Expenses		0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses		1.13%	1.88%	1.88%	0.88%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.17%)	(0.17%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.96%	1.71%	1.71%	0.88%
[1]	After discussions with the Fund's Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expense, taxes, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Class A shares, 1.55% for Class B and Class C shares, and 0.80% for Class Y shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rochester Michigan Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	569	803	1,055	1,777
Class B	675	880	1,209	1,826
Class C	275	580	1,009	2,207
Class Y	90	282	490	1,089

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rochester Michigan Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	569	803	1,055	1,777
Class B	175	580	1,009	1,826
Class C	175	580	1,009	2,207
Class Y	90	282	490	1,089

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and Michigan state income tax. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests may also include those of issuers located outside of Michigan, such as U.S. territories, commonwealths and possessions, if the interest on such securities is not subject to federal or Michigan state income tax. These securities are "Michigan municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Michigan taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Michigan. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called "junk bonds"), which are subject to the special risks discussed below. Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's Sub-Adviser, OppenheimerFunds, Inc., to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's Sub-Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floating rate securities, a type of variable rate instrument, to seek increased income and return. Inverse floating rate securities are leveraged instruments and the extent of their leverage will vary depending on the security's characteristics. The Fund limits its investments in inverse floating rate securities as further described in this prospectus under "Principal Risks."

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Michigan municipal securities from different issuers that provide high current income, including unrated bonds, that have favorable credit characteristics and that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds) may be subject to greater price fluctuations than investment-grade securities, increased credit risk and face a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund's Sub-Adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of Michigan Municipal Securities. Because the Fund invests primarily in Michigan municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the State of Michigan and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Budgetary stress on the state or its municipalities, changes in legislation or policy, erosion of the tax base, the effects of natural disasters, or other economic, legislative, political, or social issues may have a significant negative impact on the value of state or local securities. In particular, the City of Detroit filed for federal bankruptcy protection on July 18, 2013. This action could reduce the value of some or all of the Michigan municipal securities held by the Fund.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, or the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. These investments also are considered to be "Michigan municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political, economic and social conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal and state income tax. Income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, state tax authorities, or a court, or the non-compliant conduct of a bond issuer.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under U.S. financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater. During periods of rising interest rates, the market values of inverse floaters will tend to decline more quickly than those of fixed-rate securities.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is The Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Michigan state personal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RochesterMichiganMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 19.32% (3rd Qtr 09) and the lowest return was -26.47% (4th Qtr 08). For the period from January 1, 2013 to June 30, 2013 the cumulative return before sales charges and taxes was -2.87%.

Average Annual Total Returns for the periods ended December 31, 2012

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Rochester Michigan Municipal Fund)	1 Year	5 Years (or life of class, if less)		10 Years (or life of class, if less)
Class A	6.64%	(0.15%)		0.62%
Class A Return After Taxes on Distributions	6.64%	(0.15%)		0.62%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.31%	0.69%		1.31%
Class B	6.13%	(0.22%)		0.69%
Class C	10.15%	0.06%		0.60%
Class Y	12.02%	12.27%
Barclays Municipal Bond Index	6.78%	5.91%		5.77%	[1]
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		8.37%	[2]
Consumer Price Index	1.74%	1.80%		1.92%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)		1.15%	[2]
[1]	As of 06/30/06.
[2]	As of 07/31/11.

[1]	Expenses have been restated to reflect current fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks a high level of current interest income exempt from federal and Michigan state income taxes for individual investors as is consistent with preservation of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 17 of the prospectus and in the sections "How to Buy Shares" beginning on page 79 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and Michigan state income tax. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests may also include those of issuers located outside of Michigan, such as U.S. territories, commonwealths and possessions, if the interest on such securities is not subject to federal or Michigan state income tax. These securities are "Michigan municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Michigan taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Michigan. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called "junk bonds"), which are subject to the special risks discussed below. Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's Sub-Adviser, OppenheimerFunds, Inc., to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's Sub-Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floating rate securities, a type of variable rate instrument, to seek increased income and return. Inverse floating rate securities are leveraged instruments and the extent of their leverage will vary depending on the security's characteristics. The Fund limits its investments in inverse floating rate securities as further described in this prospectus under "Principal Risks."

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Michigan municipal securities from different issuers that provide high current income, including unrated bonds, that have favorable credit characteristics and that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds) may be subject to greater price fluctuations than investment-grade securities, increased credit risk and face a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund's Sub-Adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of Michigan Municipal Securities. Because the Fund invests primarily in Michigan municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the State of Michigan and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Budgetary stress on the state or its municipalities, changes in legislation or policy, erosion of the tax base, the effects of natural disasters, or other economic, legislative, political, or social issues may have a significant negative impact on the value of state or local securities. In particular, the City of Detroit filed for federal bankruptcy protection on July 18, 2013. This action could reduce the value of some or all of the Michigan municipal securities held by the Fund.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, or the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. These investments also are considered to be "Michigan municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political, economic and social conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal and state income tax. Income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, state tax authorities, or a court, or the non-compliant conduct of a bond issuer.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under U.S. financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater. During periods of rising interest rates, the market values of inverse floaters will tend to decline more quickly than those of fixed-rate securities.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is The Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Michigan state personal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RochesterMichiganMunicipalFund

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 19.32% (3rd Qtr 09) and the lowest return was -26.47% (4th Qtr 08). For the period from January 1, 2013 to June 30, 2013 the cumulative return before sales charges and taxes was -2.87%.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	8.37%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	5.91%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.77%	[3]
Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.80%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.92%	[3]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.15%	[2]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.11%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	569
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	803
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,055
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,777
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	569
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	803
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,055
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,777
Annual Return 2007	rr_AnnualReturn2007	(3.29%)
Annual Return 2008	rr_AnnualReturn2008	(42.12%)
Annual Return 2009	rr_AnnualReturn2009	36.74%
Annual Return 2010	rr_AnnualReturn2010	3.47%
Annual Return 2011	rr_AnnualReturn2011	13.68%
Annual Return 2012	rr_AnnualReturn2012	11.96%
1 Year	rr_AverageAnnualReturnYear01	6.64%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(0.15%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	0.62%
Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.64%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(0.15%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	0.62%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	0.69%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.31%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.11%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,826
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,009
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,826
1 Year	rr_AverageAnnualReturnYear01	6.13%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(0.22%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	0.69%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.11%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,009
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,207
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,009
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,207
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	0.06%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	0.60%
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.11%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,089
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	282
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	490
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,089
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	12.27%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10

[1]	Expenses have been restated to reflect current fees.
[2]	As of 07/31/11.
[3]	As of 06/30/06.
[4]	After discussions with the Fund's Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expense, taxes, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Class A shares, 1.55% for Class B and Class C shares, and 0.80% for Class Y shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.